CONSOLIDATED AND COMBINED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 1,118,110	$ 909,705	$ 836,458
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	195,648	134,386	94,787
Selling and marketing expense	349,119	342,767	324,693
General and administrative expense	135,019	122,377	88,460
Product development expense	78,117	63,966	45,862
Depreciation	27,726	19,791	21,502
Amortization of intangibles	16,932	13,437	7,429
Total operating costs and expenses	802,561	696,724	582,733
Operating income	315,549	212,981	253,725
Interest expense—third party	(82,199)	(17,943)	0
Interest expense—related party	0	(7,965)	(25,294)
Other income, net	7,866	11,632	13,785
Earnings from continuing operations, before tax	241,216	198,705	242,216
Income tax provision	(62,875)	(65,542)	(77,125)
Net earnings from continuing operations	178,341	133,163	165,091
Loss from discontinued operations, net of tax	(6,328)	(12,676)	(16,732)
Net earnings	172,013	120,487	148,359
Net earnings attributable to redeemable noncontrolling interests	562	104	595
Net earnings attributable to Match Group, Inc. shareholders	$ 171,451	$ 120,383	$ 147,764
Net earnings per share from continuing operations:
Basic, continuing operations (in usd per share)	$ 0.71	$ 0.76	$ 1.02
Diluted, continuing operations (in usd per share)	0.66	0.72	0.98
Net earnings per share attributable to Match Group, Inc. shareholders:
Basic (in usd per share)	0.68	0.69	0.92
Diluted (in usd per share)	$ 0.64	$ 0.65	$ 0.88
Stock-based compensation expense by function:
Stock-based compensation expense	$ 52,370	$ 49,401	$ 19,543
Cost of Revenue
Stock-based compensation expense by function:
Stock-based compensation expense	1,447	481	365
Selling and Marketing Expense
Stock-based compensation expense by function:
Stock-based compensation expense	3,426	6,758	178
General and Administrative Expense
Stock-based compensation expense by function:
Stock-based compensation expense	33,784	35,897	16,249
Product Development Expense
Stock-based compensation expense by function:
Stock-based compensation expense	$ 13,713	$ 6,265	$ 2,751